Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Awards
Form of Awards. Since our initial public offering, we have granted equity compensation to our executive officers primarily in the form of RSU awards. The Compensation Committee regularly reviews market trends regarding equity compensation structures in connection with making executive compensation decisions. For fiscal 2025, the Compensation Committee determined that RSUs continued to be the most appropriate incentive structure for our executive officers at this time to deliver meaningful incentives that align our named executive officers’ interests with those of our stockholders by providing a return directly in line with our stock price. The Compensation Committee introduced performance-vesting RSU awards into our fiscal 2025 annual equity program and additionally granted time-vesting RSU awards to certain of our named executive officers. RSUs cover fewer shares than stock options, minimize dilution to stockholders, are straightforward and understandable to our employees, and are the predominant type of equity award utilized by the peer companies with whom we compete for talent. Time-vesting RSU awards encourage retention through vesting over the recipient’s continued employment with us, while performance-vesting RSU awards incentivize and reward our executive officers for achieving pre-determined levels of performance.
We generally grant equity awards on fixed dates determined in advance, although there may be occasions when grants are made on other dates, such as new hires or other special circumstances. The timing of equity award grants to our executive officers is not coordinated in a manner that intentionally benefits our executive officers. The Company does not grant stock options, stock appreciation rights, or similar instruments with option-like features and has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.

Award Timing Method
We generally grant equity awards on fixed dates determined in advance, although there may be occasions when grants are made on other dates, such as new hires or other special circumstances. The timing of equity award grants to our executive officers is not coordinated in a manner that intentionally benefits our executive officers. The Company does not grant stock options, stock appreciation rights, or similar instruments with option-like features and has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.

Award Timing Predetermined	true